Feb. 06, 2020
Lateef Focused Sustainable Growth Fund
LATEEF FOCUSED SUSTAINABLE GROWTH FUND

FUNDVANTAGE TRUST

(THE "Trust")

LATEEF FOCUSED SUSTAINABLE GROWTH FUND
(THE "FUND")
(formerly, Lateef Focused Growth Fund)

Supplement dated February 6, 2020 to the Prospectus and Statement of Additional Information ("SAI") for the Fund dated September 1, 2019

The information in this Supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

At the recommendation of Lateef Investment Management, L.P. ("Lateef" or "Adviser"), the Fund's investment adviser, the Board of Trustees of the Trust approved the name change of the Fund to the "Lateef Focused Sustainable Growth Fund." Lateef proposed the name change to reflect the application of Lateef's Environmental, Social, and Governance, or "ESG" framework to its stock selection process for the Fund.

Accordingly, the Prospectus and SAI are amended as follows:

●	All references to "Lateef Focused Growth Fund" are replaced with "Lateef Focused Sustainable Growth Fund";
●	The second paragraph of the section "Summary of Principal Investment Strategies" on page 2 of the Prospectus is deleted and replaced with the following:

Through its investment process, the Adviser seeks to build an understanding of the competitive advantages, financial drivers, and key risks and uncertainties related to an investment under consideration. The adviser believes that its "ESG" framework can aid in identifying sustainable franchises and may, in its view, better position the Fund to perform over the long term and through market cycles. The Adviser's internally developed ESG framework considers environmental, social, and governance risks and value-creation opportunities. Specifically, the Adviser assesses an investment's merits through the lens of environmental, social, and governance issues by considering both the external impact of a company's product or service and the company's internal policies, controls, and interactions with shareholders, employees, and other stakeholders.

By assessing positive, neutral, or negative impacts a company has on internal and external environmental, social, and governance issues, the Adviser aims to identify value-creating opportunities from companies that have positive impacts and avoid value-destructing risk. The Adviser, at its discretion, may also engage with company management and boards of directors on the topics of governance and corporate social responsibility. In addition to the Adviser's internal research and proprietary ESG assessment, it also uses third party ESG scoring systems to complement its research.

The Adviser intends to purchase securities that trade at a discount to their intrinsic value as estimated by the Adviser. The Adviser believes the intrinsic value of a business is determined by the future cash flows the business generates. These cash flows are a function of the returns on invested capital and growth the company achieves. The intrinsic value is estimated utilizing a number of methodologies, including discounted cash flow analysis, cash flow yield and valuation multiples. The Adviser reviews the market price of the companies of interest versus their estimate of intrinsic value to determine which companies are attractively priced.

●	The section "Summary of Principal Risks" on page 2 of the Prospectus is revised to insert the following immediately after the bulleted paragraph "Common Stock Risk":

ESG Strategy Risk: The Adviser's use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund's forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or Advisers' views.

Summary of Principal Investment Strategies

Through its investment process, the Adviser seeks to build an understanding of the competitive advantages, financial drivers, and key risks and uncertainties related to an investment under consideration. The adviser believes that its "ESG" framework can aid in identifying sustainable franchises and may, in its view, better position the Fund to perform over the long term and through market cycles. The Adviser's internally developed ESG framework considers environmental, social, and governance risks and value-creation opportunities. Specifically, the Adviser assesses an investment's merits through the lens of environmental, social, and governance issues by considering both the external impact of a company's product or service and the company's internal policies, controls, and interactions with shareholders, employees, and other stakeholders.

By assessing positive, neutral, or negative impacts a company has on internal and external environmental, social, and governance issues, the Adviser aims to identify value-creating opportunities from companies that have positive impacts and avoid value-destructing risk. The Adviser, at its discretion, may also engage with company management and boards of directors on the topics of governance and corporate social responsibility. In addition to the Adviser's internal research and proprietary ESG assessment, it also uses third party ESG scoring systems to complement its research.

The Adviser intends to purchase securities that trade at a discount to their intrinsic value as estimated by the Adviser. The Adviser believes the intrinsic value of a business is determined by the future cash flows the business generates. These cash flows are a function of the returns on invested capital and growth the company achieves. The intrinsic value is estimated utilizing a number of methodologies, including discounted cash flow analysis, cash flow yield and valuation multiples. The Adviser reviews the market price of the companies of interest versus their estimate of intrinsic value to determine which companies are attractively priced.

Summary of Principal Risks

ESG Strategy Risk: The Adviser's use of its ESG framework could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in the Fund's forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or Advisers' views.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE